Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2019
Unbilled Receivables, Net [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5. UNBILLED RECEIVABLES, NET
Unbilled receivables, net represent revenue recognized under the cost-to-cost method that exceeds amounts billed to customers. Substantially all unbilled receivables at December 31, 2019 are expected to be billed and collected in 2020. Progress and performance-based payments are reflected as an offset to the related unbilled receivable balances.
Unbilled receivables consisted of the following:

	December 31
$ in millions	2019	2018
Due from U.S. government (1)
Unbilled receivables	$17,347	$16,823
Progress and performance-based payments received	(12,838)	(12,539)
Total due from U.S. government	4,509	4,284
Due from international and other customers
Unbilled receivables	4,063	3,811
Progress and performance-based payments received	(3,193)	(3,030)
Total due from international and other customers	870	781
Unbilled receivables, net of progress and performance-based payments received	5,379	5,065
Allowance for doubtful accounts	(45)	(39)
Unbilled receivables, net	$5,334	$5,026
(1)
Includes unbilled receivables due from the U.S. government associated with FMS sales. For FMS, we contract with and are paid by the U.S. government.